Trade and other receivables (Tables)	9 Months Ended
May 31, 2026
Trade and other receivables
Schedule of trade and other receivables

	As at	As at
	May 31,	August 31,
	2026	2025
	$	$
Trade receivables	373,034	424,686
Sales taxes receivable	79,950	52,518
Other receivables	20,611	5,980
	473,595	483,184

Schedule of aging analysis of receivables

	As at	As at
	May 31,	August 31,
	2026	2025
	$	$
0 – 30	108,090	83,975
31 – 60	69,780	42,775
61 – 90	34,759	—
91 and over	160,405	297,936
	373,034	424,686